UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth         Milwaukee, Wisconsin      August 8, 2000
----------------------       -----------------------    -----------------
     (Signature)                   (City/State)              (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            73

Form 13F Information Table Value Total:  $208,553,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                           Fair
                          Title            Market    Shares/
                           of              Value      PRN   SH/  Put/  Investmt  Other       Voting Authority
Name of Issuer            Class  CUSIP     (x1000)    AMT   PRN  Call  Dscretn  Managers   Sole   Share   None
Agilent Technologies       COM  00846U101     234    3,175              SOLE               540            2,635
Abbott Laboratories        COM  002824100   2,718   61,000              SOLE            54,925            6,075
American Intl Group        COM  026874107  10,969   93,349              SOLE            84,529            8,820
Amgen                      COM  031162100   3,093   44,025              SOLE            34,950            9,075
Air Products               COM  009158106     236    7,650              SOLE             3,250            4,400
Automatic Data Processing  COM  053015103   5,643  105,350              SOLE            93,450           11,900
Bell Atlantic Corp.        COM   9234V104     414    8,150              SOLE             3,350            4,800
Bestfoods                  COM  08658U101     860   12,415              SOLE             5,715            6,700
Bristol Myers Squibb       COM  110122108   5,196   89,200              SOLE            80,000            9,200
BP Amoco ADS               COM  055622104     394    6,969              SOLE             6,969
Anheuser-Busch             COM  035229103     316    4,226              SOLE             2,426            1,800
Citigroup                  COM  172967101   2,233   37,061              SOLE            17,872           19,189
Cardinal Health Inc.       COM  14149Y108     318    4,300              SOLE             1,475            2,825
Consolidated Papers        COM  209759109   1,024   28,000              SOLE            28,000
Colgate Palmolive Co.      COM  194162103     892   14,891              SOLE             6,040            8,851
Cisco Systems              COM  17275R102   6,640  104,465              SOLE            90,460           14,005
DuPont E I Nemours Co.     COM  263534109   1,002   22,900              SOLE            18,200            4,700
EMC Corp.                  COM  268648102   6,451   83,850              SOLE            73,800           10,050
Emerson Electric           COM  291011104   3,988   66,059              SOLE            56,517            9,542
Enron Corp.                COM  293561106     305    4,725              SOLE             1,500            3,225
Fastenal Corp.             COM  311900104     740   14,615              SOLE             7,645            6,970
Fiserv Inc.                COM  337738108   6,672  154,269              SOLE           138,265           16,004
Fifth Third Bancorp        COM  316773100   2,226   35,190              SOLE            28,579            6,611
Invesco Sector FDS Inc.
 Financial SVCS            COM  46127P600     467   17,508              SOLE            17,508
Gillette                   COM  375766102     566   16,195              SOLE             6,720            9,475
Guidant Corp.              COM  401698105     762   15,400              SOLE             8,650            6,750
General Electric           COM  369604103  15,645  295,180              SOLE           271,584           23,596
Home Depot                 COM  437076102   3,092   61,923              SOLE            51,387           10,536
Hewlett Packard Co.        COM  428236103     370    2,963              SOLE               963            2,000
Intl Business Mach         COM  459200101   3,351   30,582              SOLE            22,800            7,782
Intel Corp.                COM  458140100   2,664   19,929              SOLE            11,729            8,200
Illinois Tool Works        COM  452308109     379    6,650              SOLE             4,850            1,800
Johnson & Johnson          COM  478160104   6,489   63,697              SOLE            56,320            7,376
Kimberly Clark Corp.       COM  494368103   4,854   84,609              SOLE            74,984            9,625
Coca-Cola                  COM  191216100   5,955  103,680              SOLE            92,480           11,200
Kohls                      COM  500255104   6,682  120,134              SOLE           110,384            9,750


Eli Lilly & Co.            COM  532457108     871    8,720              SOLE             4,495            4,225
Lucent Technologies        COM  549463107   1,442   24,331              SOLE            16,733            7,598
McDonald's                 COM  580135101     958   29,100              SOLE            25,200            3,900
Medtronic                  COM  585055106  12,121  243,340              SOLE           226,290           17,050
Midwest Express            COM  597911106     280   13,002              SOLE             6,602            6,400
Marshall & Ilsley          COM  571834100     370    8,916              SOLE             8,616              300
Minnesota Mining &
 Manufacturing             COM  604059105     302    3,656              SOLE             2,400            1,256
Molex A                    COM  608554200   6,131  175,179              SOLE           156,863           18,316
Merck                      COM  589331107   6,560   85,609              SOLE            77,704            7,905
Microsoft                  COM  594918104   8,148  101,850              SOLE            90,835           11,015
MGIC Investment Corp.      COM  552848103     208    4,575              SOLE             2,575            2,000
Nortel Networks Corp.      COM  656568102  12,936  189,534              SOLE           184,934            4,600
Northern FDS Technology FD COM  665162798     745   13,239              SOLE            13,239
Northern Trust Co.         COM  665859104     677   10,400              SOLE             7,700            2,700
Pepsico                    COM  713448108     300    6,750              SOLE             6,750
Pfizer                     COM  717081103   1,764   36,760              SOLE            26,125           10,634
Procter & Gamble           COM  742718109   3,419   59,721              SOLE            50,485            9,236
Royal Dutch                COM  780257804   2,526   41,035              SOLE            38,710            2,325
Transocean Sedco
 Forex Inc.                COM  G90078109     317    5,941              SOLE             5,458              483
RPM                        COM  749685103   1,102  108,840              SOLE           108,840
SBC Communications         COM  78387G103     498   11,503              SOLE             5,154            6,349
SBI Skin Biology Inc.      COM  783966104       7  100,000              SOLE                            100,000
Schlumberger               COM  806857108   4,283   57,395              SOLE            50,415            6,980
Solectron                  COM  834182107   4,416  105,450              SOLE            95,175           10,275
State Street Corp.         COM  857477103   8,618   81,251              SOLE            75,545            5,706
Sun Microsystems           COM  866810104   1,311   14,420              SOLE             6,700            7,720
AT&T                       COM  001957109     540   17,061              SOLE            10,314            6,747
Target                     COM  87612E106     696   12,000              SOLE            12,000
Tri-Continental Corp.      COM  895436103     703   27,831              SOLE            27,831
Universal Foods Corp.      COM  913538104     103    5,574              SOLE             3,374            2,200
Universal Foods Corp.      COM  913538104     893   48,248              OTHER                            48,248
US Bancorp                 COM  902973106     869   45,126              SOLE                             45,126
Walgreen                   COM  931422109   1,439   44,700              SOLE            31,550           13,150
Worldcom Inc. Corp.        COM  55268B106   1,228   26,778              SOLE            14,181           12,597
Wells Fargo                COM  949746101   4,644  119,853              SOLE           105,701           14,152
WalMart Stores             COM  931142103   1,930   33,500              SOLE            25,950            7,550
Exxon Mobil Corp.          COM  30231G102   1,358   17,299              SOLE            12,128            5,171
GRAND TOTAL:                              208,553
